EATON VANCE TABS SHORT-TERM MUNICIPAL BOND FUND

EATON VANCE TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

EATON VANCE TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Prospectus dated June 1, 2015

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund is now offered through a separate stand-alone Prospectus and is no longer included herein.

March 24, 2016	21449 3.24.16

EATON VANCE TABS SHORT-TERM MUNICIPAL BOND FUND

EATON VANCE TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

EATON VANCE TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Statement of Additional Information dated June 1, 2015

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund is now offered through a separate stand-alone Statement of Additional Information and is no longer included herein.

March 24, 2016	3.24.16

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